Equity Incentive Plan - Summary of Fair Values of the Options Granted (Details) - Performance Stock Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility of common stock	59.00%	59.00%
Risk-free interest rate	4.10%	4.10%
Contract term (in years)	3 years 10 months 24 days	3 years 10 months 24 days